Financial Information of Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues	¥ 1,065,638		¥ 970,821		¥ 941,006
Interest expense	101,275		110,334		122,128
Depreciation and amortization	178,840		165,193		163,546
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	10,016		19,186		31,065
Write-downs of long-lived assets	19,117		15,167		17,400
Increase (Decrease) in policy liabilities	20,990		6,421		(11,615)
Discontinued operations	(125)	[1]	(466)	[1]	13,924	[1]
Segment profits	119,058		85,901		71,353
Segment assets	8,439,710		8,332,830		8,561,910
Investment in Affiliates	326,732		331,717
Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues	72,463		72,449		79,305
Interest revenue	17,535		19,901		23,830
Interest expense	9,547		9,759		12,877
Depreciation and amortization	2,380		3,420		5,605
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	131		2,278		12,718
Write-downs of long-lived assets	0		793		104
Increase (Decrease) in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,145		687		487
Discontinued operations	0		475		121
Segment profits	24,754		21,532		10,035
Segment assets	892,738		898,776		968,327
Long-lived assets	27,415		27,029		37,919
Expenditures for long-lived assets	1,943		909		3,744
Investment in Affiliates	18,020		16,842		15,993
Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	238,316		231,951		225,830
Interest revenue	426		343		189
Interest expense	4,258		4,186		4,998
Depreciation and amortization	106,485		98,810		98,577
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	123		10		1,955
Write-downs of long-lived assets	0		0		0
Increase (Decrease) in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	176		146		157
Discontinued operations	0		0		0
Segment profits	36,091		34,710		26,203
Segment assets	599,075		537,782		502,738
Long-lived assets	381,816		327,489		312,261
Expenditures for long-lived assets	160,420		126,779		118,283
Investment in Affiliates	1,459		880		710
Real Estate
Segment Reporting Information [Line Items]
Revenues	215,212		222,631		217,590
Interest revenue	9,062		10,729		13,181
Interest expense	12,352		15,677		18,098
Depreciation and amortization	19,741		18,570		16,587
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(449)		2,988		1,131
Write-downs of long-lived assets	13,296		11,311		13,278
Increase (Decrease) in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	(430)		1,310		2,585
Discontinued operations	4,063		444		7,845
Segment profits	5,582		1,349		54
Segment assets	1,111,810		1,369,220		1,539,814
Long-lived assets	864,754		977,102		1,016,039
Expenditures for long-lived assets	22,276		22,945		40,270
Investment in Affiliates	73,141		84,697		84,325
Investment Banking
Segment Reporting Information [Line Items]
Revenues	121,933		73,293		89,595
Interest revenue	22,573		21,716		24,083
Interest expense	4,509		5,757		6,639
Depreciation and amortization	2,297		1,797		1,743
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	5,532		7,442		6,734
Write-downs of long-lived assets	1,723		713		996
Increase (Decrease) in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	7,251		7,033		1,333
Discontinued operations	(1,045)		(3,331)		6,849
Segment profits	34,937		15,983		13,212
Segment assets	416,569		471,145		506,011
Long-lived assets	49,441		33,964		45,139
Expenditures for long-lived assets	1,200		507		6,168
Investment in Affiliates	65,713		61,469		55,151
Retail
Segment Reporting Information [Line Items]
Revenues	188,695		160,071		148,768
Interest revenue	45,854		29,041		28,171
Interest expense	6,674		7,195		8,980
Depreciation and amortization	10,631		8,916		8,769
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,611		1,128		1,409
Write-downs of long-lived assets	0		0		0
Increase (Decrease) in policy liabilities	20,990		6,421		(11,615)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	4,680		(9,996)		52
Discontinued operations	632		688		199
Segment profits	43,209		19,352		21,811
Segment assets	1,970,972		1,738,454		1,653,704
Long-lived assets	92,817		44,986		42,686
Expenditures for long-lived assets	206		14		86
Investment in Affiliates	25,205		79,255		110,375
Overseas
Segment Reporting Information [Line Items]
Revenues	202,516		187,240		176,875
Interest revenue	35,830		32,210		34,839
Interest expense	18,249		19,212		16,931
Depreciation and amortization	31,695		28,194		27,662
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	2,438		3,811		3,226
Write-downs of long-lived assets	328		798		1,770
Increase (Decrease) in policy liabilities	0		0		0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	9,521		6,299		13,382
Discontinued operations	432		667		76
Segment profits	52,756		49,768		45,639
Segment assets	1,211,500		986,762		972,224
Long-lived assets	280,218		195,207		193,724
Expenditures for long-lived assets	109,426		63,506		58,156
Investment in Affiliates	143,019		88,564		106,813
Total
Segment Reporting Information [Line Items]
Revenues	1,039,135		947,635		937,963
Interest revenue	131,280		113,940		124,293
Interest expense	55,589		61,786		68,523
Depreciation and amortization	173,229		159,707		158,943
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	10,386		17,657		27,173
Write-downs of long-lived assets	15,347		13,615		16,148
Increase (Decrease) in policy liabilities	20,990		6,421		(11,615)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	22,343		5,479		17,996
Discontinued operations	4,082		(1,057)		15,090
Segment profits	197,329		142,694		116,954
Segment assets	6,202,664		6,002,139		6,142,818
Long-lived assets	1,696,461		1,605,777		1,647,768
Expenditures for long-lived assets	295,471		214,660		226,707
Investment in Affiliates	¥ 326,557		¥ 331,707		¥ 373,367

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,393 million, ¥4,170 million and ¥6,805 million in fiscal 2011, 2012 and 2013, respectively.